MUTUAL FUND AND VARIABLE INSURANCE TRUST

Rational Dividend Capture Fund

January 25, 2017

The information in this Supplement amends certain information contained in the currently effective Prospectus and Summary Prospectus for the Fund, each dated May 1, 2016.

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Effective January 25, 2017, PVG Asset Management Corporation serves as the sub-advisor of the Fund. As a result, Patrick Adams and Rick Garcia of PVG will replace David Miller and Michael Schnoonover as portfolio managers of the Fund. Accordingly, all references to Messrs. Miller and Schnoonover as portfolio manager of the Fund are deleted in their entirety and changes to the Fund’s Summary Prospectus and Prospectus are set forth below.

The following information replaces the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summaries – Investment Advisor and Portfolio Managers":

Investment Advisor, Sub-Advisor and Portfolio Managers

The Advisor is Rational Advisors, Inc. and the Sub-Advisor is PVG Asset Management Corporation of the Fund. Members of the Sub-Advisor’s portfolio management team manage the Fund. Patrick S. Adams, Chief Executive Officer and Lead Portfolio Manager of the Sub-Advisor, and Rick Garcia, President and a Portfolio Manager of the Sub-Advisor, serve as the Fund’s portfolio managers and are primarily responsible for the day-to-day management of the Fund. Mr. Adams serves as the Fund’s Lead Portfolio Manager. Messrs. Adams and Garcia have served the Fund in these capacities since January 2017.

The following information is added to the section of the Fund’s prospectus entitled “More About the Fund – Management of the Trust”:

Sub-Advisor (Rational Dividend Capture Fund Only)

The Fund’s Sub-Advisor is PVG Asset Management Corp (“PVG” or the “Sub-Advisor”) pursuant to a Sub-Advisory Agreement between the Advisor and PVG. PVG is located at 24918 Genesee Trail Rd, Golden, CO 80401 and 6898 S. University Blvd, Suite 100, Centennial, CO 80122. PVG is registered as an investment advisor under the Investment Advisers Act of 1940, and is an independent asset management firm. Founded in 1988, PVG provides investment management services to institutions, tax exempt funds, and individuals seeking investment growth and asset protection.

Under the supervision of the Advisor, PVG is responsible for making investment decisions and executing portfolio transactions for the Fund. In addition, PVG is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay PVG fifty percent of the net advisory fees paid to the Advisor by the Fund in new Fund assets received by the Fund on and after the effective date of the Sub-Advisory Agreement.

The following information is added under the section of the Fund’s Prospectus entitled “Management of the Trust – Portfolio Managers: Rational Dividend Capture Fund.

Portfolio Managers of the Rational Dividend Capture Fund

Patrick S. Adams and Rick Garcia are primarily responsible for the day-to-day management of the Dividend Capture Fund’s portfolio. Mr. Adams serves as the Lead Portfolio Manager of the Fund.

Patrick S. Adams – Chief Executive Officer and Lead Portfolio Manager of PVG

Mr. Patrick Adams, CFA, has been the Chief Executive Officer, Lead Portfolio Manager, and Chair of the investment committee of PVG since 2008. Mr. Adams has over 30 years of investment experience with an intense, bottom-up research process to invest both long and short in the U.S. equity markets. He has held executive roles at various mutual fund companies such as Berger, Founders, and Kemper.  Mr. Adams received his MBA from Xavier University and graduated B.S. from the Ohio State University. He has passed rigorous requirements to earn his international professional certification as a Chartered Financial Analyst issued by the CFA Institute.

Rick Garcia - Portfolio Manager of PVG

Mr. Rick Garcia has been President and a portfolio manager of PVG since 2012. Rick also serves as a member of the investment committee. Mr. Garcia has been in the financial industry for over 10 years. Prior to joining PVG, he was a Stock Broker for Charles Schwab (2006-2008) and a Business Development Consultant with Jackson National Life (2008-2012). Preceding the financial industry, Rick served in the United States Marine Corps for 5 years, with overseas deployment during Operation Enduring Freedom (2001) and Operation Iraqi Freedom (2003).  He was honorably discharged in 2003.  He has his BS Finance degree from Metropolitan State University of Denver.

In addition, the following changes to the Fund’s Fees and Expenses – Annual Operating Expenses and Expense Example disclosure in the Fund’s Summary Prospectus and Prospectus are effective January 25, 2017:

The following table replaces the tables under the sections of the Fund’s Prospectus and Summary Prospectus entitled “Fees and Expenses” and “Expense Example”:

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None	1.00%(1)	1.00%(2)
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)	Institutional Shares	Class A Shares	Class C Shares
Management Fees	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%	1.00%
Other Expenses (including shareholder services fee of 0.25% applicable to Institutional and Class A Shares only)(3)	0.60%	0.60%	0.35%
Acquired Fund Fees and Expenses(3)	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses(3)	1.95%	2.20%	2.70%
Fee Waiver and/or Expense Reimbursement(4)	(0.35)%	(0.35)%	(0.35)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.60%	1.85%	2.35%

(1)In the case of investments of $1 million or more (where you do not pay an initial sales charge), a Maximum Deferred Sales Charge of 1.00% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
(2) Maximum Deferred Sales Charge on Class C Shares applies to shares sold within 12 months of purchase.
(3)Restated to reflect expenses expected to be incurred during the current fiscal year.
(4) The Fund’s investment advisor, Rational Advisors, Inc. (the “Advisor”) has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund’s total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of acquired fund fees and expenses, brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00%, 1.25% and 1.75% of the Institutional Shares, Class A Shares and Class C Shares daily net assets, respectively, through April 30, 2017. This arrangement may only be terminated prior to this date with the agreement of the Fund’s Board of Trustees. Under certain conditions, the Advisor may recapture operating expenses reimbursed under this agreement for a period of three years following the fiscal year in which such reimbursement occurred, if the recapture can be achieved within the expense limits in effect at the time of such reimbursement and any expense limits in place at the time of the recoupment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and that the expense reduction/reimbursement remains in place for the contractual periods only. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$163	$578	$1,020	$2,247
[Class A Shares][A1]	$654	$1,098	$1,568	$2,863
Class C Shares – no redemption	$238	$805	$1,399	$3,006
Class C Shares – with redemption	$338	$805	$1,399	$3,006

In addition, the following changes to the Fund’s principal investment strategies and risks disclosure in the Fund’s Summary Prospectus and Prospectus are effective January 25, 2017:

The following information replaces the first paragraph under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Principal Investment Strategy” and under the section of the Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Risks – Investment Strategy”:

The Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in dividend-paying stocks. The dividend-paying stocks in which the Fund may invest include preferred stocks, real estate investment trusts (“REITs”), business development companies (“BDCs”) and master limited partnerships (“MLPs”). The Fund may invest in these securities either directly or indirectly through investment in exchange traded funds (“ETFs”).

The following paragraphs are added under the section of the Fund’s Prospectus entitled “Fund Summary – Principal Investment Risks” and Additional Information About the Funds – Principal Investment Strategies and Risks - What are the main risks of investing in this Fund?”.

MLP and MLP-Related Securities. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

o	MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation

Underlying Fund Risk. Other investment companies including ETFs and BDCs (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus, and Statement of Additional Information, each dated May 1, 2016, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-253-0412 or by writing to 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

MUTUAL FUND AND VARIABLE INSURANCE TRUST

Rational Dividend Capture Fund

January 25, 2017

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information for the Fund, dated May 1, 2016.

______________________________________________________________________________

Effective January 25, 2017, PVG Asset Management Corporation serves as the sub-advisor of the Fund. As a result, Patrick Adams and Rick Garcia of PVG will replace David Miller and Michael Schnoonover as portfolio managers of the Fund. Accordingly, all references to Messrs. Miller and Schnoonover as portfolio manager of the Fund are deleted in their entirety and changes to the Fund’s Statement of Additional Information are set forth below.

The following paragraphs are added under the section of the Fund’s SAI currently entitled “Who Manages and Provides Services to the Funds? – The Sub-Advisor”:

PVG Asset Management Corp (“PVG” or the “Sub-Advisor”), an investment advisory firm founded in 1988, has been retained to act at the “Sub-Advisor” to the Dividend Capture Fund under a Sub-Advisory Agreement with the Advisor. PVG is located at 24918 Genesee Trail Road, Golden, CO 80401 and 6898 S. University Blvd, Suite 100, Centennial, CO 80122. PVG is registered as an investment advisor under the Investment Advisers Act of 1940, and is an independent asset management firm. PVG provides investment management services to institutions, tax exempt funds, and individuals seeking investment growth and asset protection.

Under the supervision of the Advisor, PVG is responsible for making investment decisions and executing portfolio transactions for the Fund. In addition, PVG is responsible for maintaining certain transaction and compliance related records of the Fund. As compensation for the sub-advisory services it provides to the Fund, the Advisor will pay PVG fifty percent of the net advisory fees paid to the Advisor by the Fund in new Fund assets received by the Fund on and after the effective date of the Sub-Advisory Agreement.

The following information is added under the section of the Fund’s SAI currently entitled “Who Manages and Provides Services to the Funds? - Portfolio Manager Information”:

Patrick Adams and Rick Garcia are Portfolio Managers of the Dividend Capture Fund and are primarily responsible for the day-to-day management of the Dividend Capture Fund’s portfolio. Mr. Adams is the Lead Portfolio Manager of the Fund.

Dividend Capture Fund

Unless otherwise noted, the following information about the Funds’ portfolio managers is provided as of December 15, 2016 and no “Other Accounts” described below has an advisory fee that is based on the performance of that account.

As of December 31, 2016, the number of, and total assets in all registered investment companies, other pooled investment vehicles, and other accounts overseen by the Portfolio Managers are as follows:

Other Accounts Managed By Patrick Adams _	Total Number of Other Accounts Managed/ Total Assets _
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	1434/$295,923,800

Other Accounts Managed By Rick Garcia _	Total Number of Other Accounts Managed/ Total Assets _
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	1434/$295,923,800

The following paragraph replaces the paragraph under the section of the Fund’s SAI currently entitled “Who Manages and Provides Services to the Funds? –Ownership of Fund Shares”:

As of December 31, 2016, the Fund’s Portfolio Managers did not beneficially own any shares of any Fund.

The following paragraph replaces the paragraph under the section of the Fund’s SAI currently entitled “Who Manages and Provides Services to the Funds? – Compensation”:

Mr. Adam’s compensation from the Sub-Advisor is a fixed-based salary and a bonus based on the profits of the Sub-Advisor. Mr. Garcia’s compensation from the Sub-Advisor is a fixed-based salary and a discretionary bonus.

In addition, the following paragraph replaces the first paragraph the section of the Fund’s SAI entitled “Investment Restrictions –Dividend Capture Fund”:

Under normal circumstances, the Fund invests at least 80% of its assets, plus the amount of borrowings for investment purposes, in dividend-paying stocks.

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You should read this Supplement in conjunction with the Prospectus, Summary

Prospectus, and SAI, each dated May 1, 2016, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-253-0412 or by writing to the Fund 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.